Summary of revenue from transfer of goods and services (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Rendering of services - Medical services	$ 6,428,419	$ 8,266,304	$ 5,034,080
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Rendering of services - Medical services	6,428,419	8,266,304	5,034,080
Medical Services [Member]
IfrsStatementLineItems [Line Items]
Rendering of services - Medical services	$ 6,428,419	$ 8,266,304	$ 5,034,080